INVENTORIES	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORIES [Text Block]
NOTE 9:-	INVENTORIES

	December 31, 2021
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$14,113	$3,336	$17,449
Other cannabis products	1,074	-	1,074
Finished goods:
Packaged dried cannabis	8,974	270	9,244
Other cannabis products	744	-	744
Other products	880	-	880

Balance as of December 31, 2021	$25,785	$3,606	$29,391

	December 31, 2020
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$2,130	$4,728	$6,858
Finished goods:
Packaged dried cannabis	363	603	966
Other	546	-	546

Balance as of December 31, 2020	$3,039	$5,331	$8,370

During the years ended December 31, 2021 and 2020, inventory expensed to cost of revenue of cannabis products was $43,720 and $17,203, respectively, which included $8,796 and $10,122 of non-cash expense, respectively, related to the changes in fair value of inventory sold.

In addition, during the years ended December 31, 2021 and 2020, write-downs of inventories recognized in cost of revenue amounted to $nil and $291, respectively.

Cost of revenues in 2021 and 2020, also include production overhead not allocated to costs of inventories produced and recognized as an expense as incurred.